Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of deferred tax asset [Abstract]
Deferred tax assets
Senior care services fees advanced from customers	524,536	704,262
Total	$ 524,536	$ 704,262